Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Ordinary Share [Abstract]
Computations Of Basic And Diluted Earnings Per Ordinary Share

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Net income for the computation of basic earnings per share	$172,224	$163,655	$292,410
Weighted average ordinary shares outstanding - basic	146,587,752	131,492,057	113,463,813
Basic earnings per ordinary share	$1.17	$1.24	$2.58

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Net income for the computation of diluted earnings per share	$172,224	$163,655	$292,410
Weighted average ordinary shares outstanding - diluted	146,587,752	132,497,913	115,002,458
Diluted earnings per ordinary share	$1.17	$1.24	$2.54